Basis of Presentation and General Information (Table) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Charterer A - Drilling Rig Segment
Voyage And Drilling Rigs Revenues Percentage	21.00%	26.00%	27.00%
Charterer B - Drilling Rig Segment
Voyage And Drilling Rigs Revenues Percentage	12.00%	20.00%
Charterer C - Drilling Rig Segment
Voyage And Drilling Rigs Revenues Percentage	0.00%	0.00%	19.00%
Charterer D Drilling Rig Segment [Member]
Voyage And Drilling Rigs Revenues Percentage	24.00%